Summary of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Consolidated Majority-owned Subsidiaries and Variable Interest Entities [Table Text Block]

Subsidiaries	Activity

Petrobras Química S.A. - Petroquisa and subsidiaries	Petrochemical
Petrobras Distribuidora S.A. - BR and subsidiaries	Distribution
Braspetro Oil Services Company - Brasoil and subsidiaries	International operations
Braspetro Oil Company - BOC and subsidiaries	International operations
Petrobras International Braspetro B.V. - PIBBV and subsidiaries	International operations
Petrobras Gás S.A. - Gaspetro and subsidiaries	Gas transportation
Petrobras International Finance Company - PifCo and subsidiaries	Financing
Petrobras Transporte S.A. - Transpetro and subsidiary	Transportation
Downstream Participações Ltda. and subsidiary	Refining and distribution
Petrobras Netherlands BV - PNBV and subsidiaries	Exploration and Production
Petrobras Comercializadora de Energia Ltda. - PBEN	Energy
Petrobras Negócios Eletrônicos S.A. - E-Petro and subsidiary	Corporate
5283 Participações Ltda.	Corporate
Fundo de Investimento Imobiliário RB Logística - FII	Corporate
FAFEN Energia S.A. and subsidiary	Energy
Baixada Santista Energia Ltda.	Energy
Sociedade Fluminense de Energia Ltda. - SFE	Energy
Termoaçu S.A.	Energy
Termobahia S.A.	Energy
Termoceará Ltda.	Energy
Termorio S.A.	Energy
Termomacaé Ltda.	Energy
Termomacaé Comercializadora de Energia Ltda.	Energy
Ibiritermo S.A.	Energy
Usina Termelétrica de Juiz de Fora S.A.	Energy
Petrobras Biocombustível S.A.	Energy
Companhia Locadora de Equipamentos Petrolíferos S.A. - CLEP	Exploration and Production
Comperj Participações S.A.	Petrochemical
Comperj Petroquímicos Básicos S.A.	Petrochemical
Comperj PET S.A.	Petrochemical
Comperj Estirênicos S.A.	Petrochemical
Comperj MEG S.A.	Petrochemical
Comperj Poliolefinas S.A.	Petrochemical
Refinaria Abreu e Lima S.A.	Refining
Cordoba Financial Services Gmbh - CFS and subsidiary	Corporate
Cayman Cabiunas Investments Co.	Exploration and Production
Breitener Energética S.A.	Energy

Special purpose entities consolidated according to ASC TOPIC 810-10-25	Activity

Albacora Japão Petróleo Ltda.	Exploration and Production
Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI	Refining
PDET Offshore S.A.	Exploration and Production
Companhia de Recuperação Secundária S.A.	Exploration and Production
Nova Transportadora do Nordeste S.A. - NTN	Transportation
Nova Transportadora do Sudeste S.A. - NTS	Transportation
Gasene Participações Ltda.	Transportation
Charter Development LLC- CDC	Exploration and Production
Companhia Mexilhão do Brasil	Exploration and Production
Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras (1)	Corporate

(1) At December 31, 2010, the Company had amounts invested in the Petrobras Group's NonStandardized Credit Rights Investment Fund (Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras - "FIDC-NP"). This investment fund is predominantly intended for acquiring credit rights, performed and/or non-performed, in the Petrobras System companies, and aims to optimize the Company's cash management.

Estimated useful lives [Table Text Block]

Class of assets	Useful life
average weighted
Buildings and improvements	25 years (25-40 years)
Equipment and other assets	20 years (3-31 years)

Previous and current depreciation rates [Table Text Block]

Estimated useful life	Previous	New (average)
Optic system equipment	7 years	20 years
Equipment and facilities of distribution	10 years	14 years
Industrial refining equipment and assemblies	10 years	20 years
Equipment and industrial plant fertilizer	10 years	22 years
Product storage tanks	10 years	26 years
Pipelines	10 years	31 years
Plataforms	16 years	27 years
Thermoelectric power plants	20 years	23 years
Vessels	20 years	25 years